Share-Based Compensation - Schedule of Fair Value of the Options was Measured (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
OneYear Vesting Period [Member]
Schedule of Fair Value of the Options was Measured [Line Items]
Fair value at grant date	[1]	$0.2417 (2 year vesting) 1) $0.2805 (3 year vesting) 1)	$1.72 (2 year vesting) 1) $1.96 (3 year vesting) 1)
Share price at grant date		$ 0.41	$ 2.92
Exercise price		$ 0.48	$ 2.92
Expected volatility		116.64%	108.87%
Expected life		2 and 3 years	2 and 3 years
Expected dividends
Risk-free interest rate		4.26%	4.90%
One Year Vesting Period [Member]
Schedule of Fair Value of the Options was Measured [Line Items]
Fair value at grant date	[2]	$0.7319 (1 year vesting) 2) $1.0056 (2 year vesting) 2) $1.1199 (3 year vesting) 2)	$6.674 (1 year vesting) 2) $10.918 (2 year vesting) 2) $12.82 (3 year vesting) 2)
Share price at grant date		$ 1.57	$ 19.2
Exercise price		$ 1.57	$ 1.57
Expected volatility		121.07%	107.20%
Expected life		1, 2 and 3 years	1, 2 and 3 years
Expected dividends
Risk-free interest rate		5.01%	3.75%

[1]	October grants for the respective year
[2]	April grants for the respective year